Segment, Geographic and Customer Information - Sales Amounts by Product Categories (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total net sales:
Revenue, Net	$ 837,926	$ 615,990	$ 1,668,149	$ 1,224,234	$ 2,542,063	$ 2,289,438	$ 2,025,751
North America [Member]
Total net sales:
Revenue, Net	709,521	513,829	1,414,122	1,020,846	2,123,997	1,921,444	1,657,192
North America [Member] | Plant-based foods and beverages [Member]
Total net sales:
Revenue, Net	175,661	154,789	347,160	305,850	627,716	549,727	452,834
North America [Member] | Coffee creamers and beverages [Member]
Total net sales:
Revenue, Net	228,055	218,116	461,221	432,148	913,517	818,880	692,136
North America [Member] | Premium dairy [Member]
Total net sales:
Revenue, Net	152,745	140,924	306,590	282,848	582,764	552,837	512,222
North America [Member] | Organic Greens And Produce [Member]
Total net sales:
Revenue, Net	153,060		299,151
Europe [Member]
Total net sales:
Revenue, Net	128,405	102,161	254,027	203,388	418,066	367,994	368,559
Europe [Member] | Plant-based foods and beverages [Member]
Total net sales:
Revenue, Net	$ 128,405	$ 102,161	$ 254,027	$ 203,388	$ 418,066	$ 367,994	$ 368,559